Expense Example, No Redemption - PGIM High Yield Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	R 1 Year	R 3 Years	R 5 Years	R 10 Years	Z 1 Year	Z 3 Years	Z 5 Years	Z 10 Years	R2 1 Year	R2 3 Years	R2 5 Years	R2 10 Years	R4 1 Year	R4 3 Years	R4 5 Years	R4 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	399	557	728	1,225	149	462	797	1,553	106	384	684	1,535	51	160	280	628	93	294	513	1,141	67	218	381	856	39	122	213	480